Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.78%
Alphabet, Inc., Class A(b)	243,747	$28,352,651
Alphabet, Inc., Class C(b)	226,675	26,439,372
Meta Platforms, Inc., Class A(b)	125,218	19,922,184
Netflix, Inc.(b)	77,173	17,356,208
		92,070,415
Consumer Discretionary-13.85%
Amazon.com, Inc.(b)	201,100	27,138,445
AutoZone, Inc.(b)	23,833	50,940,416
Etsy, Inc.(b)(c)	297,264	30,832,222
Lowe’s Cos., Inc.	179,039	34,291,340
O’Reilly Automotive, Inc.(b)	60,935	42,873,257
Pool Corp.(c)	101,873	36,439,972
Tesla, Inc.(b)	77,579	69,157,799
Tractor Supply Co.	237,607	45,496,988
		337,170,439
Energy-5.62%
Devon Energy Corp.	1,062,804	66,797,231
Diamondback Energy, Inc.	546,343	69,942,831
		136,740,062
Financials-10.95%
Discover Financial Services	511,386	51,649,986
First Republic Bank	209,149	34,030,634
Goldman Sachs Group, Inc. (The)	199,964	66,665,998
MSCI, Inc.	58,551	28,182,938
Signature Bank	200,448	37,197,135
SVB Financial Group(b)	120,934	48,802,916
		266,529,607
Health Care-16.66%
Align Technology, Inc.(b)	67,397	18,936,535
Bio-Techne Corp.(c)	73,101	28,164,353
Charles River Laboratories International, Inc.(b)	116,336	29,146,822
DexCom, Inc.(b)	537,828	44,144,922
Eli Lilly and Co.	195,091	64,319,552
Moderna, Inc.(b)	322,360	52,896,052
PerkinElmer, Inc.	294,205	45,063,380
Regeneron Pharmaceuticals, Inc.(b)(c)	81,404	47,351,893
Thermo Fisher Scientific, Inc.	62,860	37,616,053
West Pharmaceutical Services, Inc.	110,163	37,847,600
		405,487,162
Industrials-6.66%
Equifax, Inc.	134,611	28,121,584
Expeditors International of Washington, Inc.(c)	418,646	44,481,137
Generac Holdings, Inc.(b)(c)	202,031	54,204,917
Old Dominion Freight Line, Inc.	116,605	35,390,784
		162,198,422
Information Technology-37.07%
Adobe, Inc.(b)	66,560	27,297,587
Advanced Micro Devices, Inc.(b)	502,260	47,448,502
	Shares	Value
Information Technology-(continued)
Apple, Inc.	220,803	$35,882,696
Applied Materials, Inc.	371,745	39,397,535
Arista Networks, Inc.(b)	379,237	44,230,411
Cadence Design Systems, Inc.(b)	185,898	34,591,900
Enphase Energy, Inc.(b)	354,074	100,620,749
EPAM Systems, Inc.(b)	114,351	39,937,087
Fortinet, Inc.(b)	1,293,006	77,127,808
Gartner, Inc.(b)	140,940	37,416,751
Intuit, Inc.	93,403	42,607,647
KLA Corp.	157,700	60,484,258
Lam Research Corp.	63,764	31,914,520
Microsoft Corp.	133,553	37,493,669
Monolithic Power Systems, Inc.	129,122	60,005,576
NVIDIA Corp.	260,207	47,261,397
Oracle Corp.	461,108	35,892,647
QUALCOMM, Inc.	277,429	40,243,851
ServiceNow, Inc.(b)	61,364	27,408,844
Teradyne, Inc.(c)	349,230	35,233,815
		902,497,250
Real Estate-2.01%
Camden Property Trust	109,462	15,445,088
Extra Space Storage, Inc.(c)	176,781	33,503,535
		48,948,623
Utilities-3.36%
NRG Energy, Inc.	2,169,660	81,904,665
Total Common Stocks & Other Equity Interests (Cost $2,503,062,055)		2,433,546,645
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $584,978)	584,978	584,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,503,647,033)		2,434,131,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.52%
Invesco Private Government Fund, 1.77%(d)(e)(f)	37,624,044	37,624,044
Invesco Private Prime Fund, 1.89%(d)(e)(f)	96,747,542	96,747,542
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,371,586)		134,371,586
TOTAL INVESTMENTS IN SECURITIES-105.50% (Cost $2,638,018,619)		2,568,503,209
OTHER ASSETS LESS LIABILITIES-(5.50)%		(133,866,173)
NET ASSETS-100.00%		$2,434,637,036
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,616,822	$(4,031,844)	$-	$-	$584,978	$3,350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,260,207	195,878,094	(180,514,257)	-	-	37,624,044	101,865*
Invesco Private Prime Fund	51,899,910	386,545,268	(341,690,463)	(7,532)	359	96,747,542	309,182*
Total	$74,160,117	$587,040,184	$(526,236,564)	$(7,532)	$359	$134,956,564	$414,397

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.49%
AT&T, Inc.	1,721,615	$32,331,930
DISH Network Corp., Class A(b)(c)	1,442,521	25,056,590
Fox Corp., Class A	372,038	12,318,178
Fox Corp., Class B	172,335	5,325,152
Lumen Technologies, Inc.(c)	3,186,860	34,704,905
News Corp., Class A	740,124	12,685,725
News Corp., Class B	226,440	3,912,883
Omnicom Group, Inc.(c)	210,005	14,666,749
Paramount Global, Class B(c)	1,828,495	43,243,907
T-Mobile US, Inc.(b)	93,751	13,412,018
Verizon Communications, Inc.	278,063	12,843,730
Warner Bros Discovery, Inc.(b)	575,426	8,631,390
		219,133,157
Consumer Discretionary-6.74%
Best Buy Co., Inc.(c)	310,148	23,878,295
BorgWarner, Inc.(c)	873,317	33,587,772
Ford Motor Co.	1,843,511	27,081,177
General Motors Co.(b)	747,115	27,090,390
Lennar Corp., Class A(c)	250,320	21,277,200
Mohawk Industries, Inc.(b)(c)	199,353	25,612,873
PulteGroup, Inc.	537,450	23,443,569
PVH Corp.	289,634	17,934,137
Whirlpool Corp.(c)	158,430	27,387,794
		227,293,207
Consumer Staples-10.39%
Archer-Daniels-Midland Co.	781,867	64,715,132
Conagra Brands, Inc.	723,972	24,767,082
JM Smucker Co. (The)(c)	133,661	17,686,023
Kraft Heinz Co. (The)	1,124,091	41,400,272
Kroger Co. (The)	774,879	35,985,381
Molson Coors Beverage Co., Class B(c)	791,122	47,269,539
Sysco Corp.	180,903	15,358,665
Tyson Foods, Inc., Class A	549,774	48,385,610
Walgreens Boots Alliance, Inc.(c)	968,700	38,379,894
Walmart, Inc.	125,549	16,578,745
		350,526,343
Energy-9.76%
Baker Hughes Co., Class A(c)	1,175,279	30,192,918
Chevron Corp.	155,553	25,476,470
Exxon Mobil Corp.	313,062	30,345,100
Kinder Morgan, Inc.	1,528,453	27,496,869
Marathon Oil Corp.	1,189,008	29,487,398
Marathon Petroleum Corp.	766,609	70,267,381
Phillips 66	561,729	49,993,881
Valero Energy Corp.	594,961	65,903,830
		329,163,847
Financials-29.73%
Aflac, Inc.	655,345	37,551,269
Allstate Corp. (The)	480,924	56,253,680
American International Group, Inc.	936,288	48,471,630
Assurant, Inc.(c)	208,815	36,705,501
Bank of New York Mellon Corp. (The)	431,028	18,732,477
Berkshire Hathaway, Inc., Class B(b)	250,650	75,345,390
Chubb Ltd.	146,035	27,548,042
Citigroup, Inc.	662,079	34,361,900
Citizens Financial Group, Inc.	743,469	28,229,518
Everest Re Group Ltd.(c)	180,253	47,109,122
Fifth Third Bancorp	404,511	13,801,915
Globe Life, Inc.	386,595	38,941,714
	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	521,168	$33,599,701
Huntington Bancshares, Inc.	1,321,113	17,557,592
Invesco Ltd.(d)	1,821,330	32,310,394
KeyCorp	1,031,390	18,874,437
Lincoln National Corp.	888,372	45,609,018
Loews Corp.	903,273	52,615,652
M&T Bank Corp.	164,510	29,192,300
MetLife, Inc.	947,556	59,932,917
PNC Financial Services Group, Inc. (The)	55,705	9,243,688
Principal Financial Group, Inc.(c)	501,067	33,541,425
Progressive Corp. (The)	149,744	17,229,545
Prudential Financial, Inc.(c)	634,818	63,475,452
State Street Corp.	241,378	17,147,493
Travelers Cos., Inc. (The)	238,145	37,793,611
Truist Financial Corp.	336,809	16,998,750
U.S. Bancorp	233,821	11,036,351
W.R. Berkley Corp.	301,029	18,823,343
Wells Fargo & Co.	571,785	25,084,208
		1,003,118,035
Health Care-12.23%
AmerisourceBergen Corp.	213,299	31,126,723
Cardinal Health, Inc.	614,589	36,604,921
Centene Corp.(b)	609,049	56,623,286
Cigna Corp.	281,099	77,403,421
CVS Health Corp.	528,213	50,539,420
DaVita, Inc.(b)(c)	129,703	10,915,804
Elevance Health, Inc.	58,542	27,930,388
Henry Schein, Inc.(b)	290,533	22,902,716
Humana, Inc.	56,816	27,385,312
Organon & Co.(c)	382,742	12,140,576
Universal Health Services, Inc., Class B	301,116	33,866,517
Viatris, Inc.	2,617,045	25,359,166
		412,798,250
Industrials-5.66%
Alaska Air Group, Inc.(b)	337,137	14,945,283
C.H. Robinson Worldwide, Inc.(c)	234,307	25,937,785
FedEx Corp.	122,612	28,579,631
Huntington Ingalls Industries, Inc.	137,374	29,788,178
Leidos Holdings, Inc.	201,773	21,589,711
Nielsen Holdings PLC	747,469	17,901,883
PACCAR, Inc.	151,854	13,897,678
Raytheon Technologies Corp.	151,544	14,125,416
Textron, Inc.	168,513	11,061,194
Wabtec Corp.	139,660	13,054,020
		190,880,779
Information Technology-4.46%
DXC Technology Co.(b)	1,543,202	48,765,183
Fidelity National Information Services, Inc.	94,078	9,611,008
Global Payments, Inc.	104,551	12,788,678
Hewlett Packard Enterprise Co.(c)	3,197,808	45,536,786
Intel Corp.	227,131	8,247,127
Western Digital Corp.(b)	523,381	25,698,007
		150,646,789
Materials-7.42%
Corteva, Inc.	431,985	24,860,737
Dow, Inc.	540,159	28,741,860
DuPont de Nemours, Inc.	224,133	13,723,664
Eastman Chemical Co.	99,318	9,527,576
International Paper Co.	724,084	30,969,073
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A	367,938	$32,790,635
Mosaic Co. (The)	1,024,519	53,951,170
WestRock Co.	1,318,640	55,857,590
		250,422,305
Real Estate-0.42%
Kimco Realty Corp.(c)	646,266	14,288,941
Utilities-6.61%
American Electric Power Co., Inc.	138,571	13,657,558
Atmos Energy Corp.(c)	144,580	17,550,566
Consolidated Edison, Inc.	241,493	23,973,010
Constellation Energy Corp.	122,471	8,095,333
DTE Energy Co.(c)	95,628	12,460,328
Duke Energy Corp.	117,732	12,942,279
Edison International	199,001	13,486,298
Entergy Corp.(c)	151,178	17,405,123
Evergy, Inc.	228,548	15,600,687
Exelon Corp.	367,626	17,090,933
NiSource, Inc.	401,235	12,197,544
Pinnacle West Capital Corp.	407,757	29,957,907
PPL Corp.	512,063	14,890,792
Sempra Energy	81,958	13,588,636
		222,896,994
Total Common Stocks & Other Equity Interests (Cost $3,528,473,337)		3,371,168,647
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $1,089,132)	1,089,132	$1,089,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,529,562,469)		3,372,257,779
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.21%
Invesco Private Government Fund, 1.77%(d)(e)(f)	67,267,018	67,267,018
Invesco Private Prime Fund, 1.89%(d)(e)(f)	176,037,025	176,037,025
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $243,306,005)		243,304,043
TOTAL INVESTMENTS IN SECURITIES-107.15% (Cost $3,772,868,474)		3,615,561,822
OTHER ASSETS LESS LIABILITIES-(7.15)%		(241,136,070)
NET ASSETS-100.00%		$3,374,425,752

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Ltd.	$36,016,603	$1,921,891	$(4,076,832)	$(767,782)	$(783,486)	$32,310,394	$368,291
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	228,618	27,701,313	(26,840,799)	-	-	1,089,132	10,907
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,255,009	205,052,452	(174,040,443)	-	-	67,267,018	200,827*
Invesco Private Prime Fund	84,530,808	485,167,793	(393,652,547)	(4,671)	(4,358)	176,037,025	577,051*
Total	$157,031,038	$719,843,449	$(598,610,621)	$(772,453)	$(787,844)	$276,703,569	$1,157,076

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-12.68%
Alphabet, Inc., Class A(b)	690,577	$80,327,917
Alphabet, Inc., Class C(b)	633,155	73,851,199
AT&T, Inc.	821,051	15,419,338
Comcast Corp., Class A	512,711	19,236,917
Meta Platforms, Inc., Class A(b)	263,248	41,882,757
Verizon Communications, Inc.	481,642	22,247,044
Walt Disney Co. (The)(b)	208,895	22,163,759
		275,128,931
Consumer Discretionary-13.65%
Amazon.com, Inc.(b)	1,004,600	135,570,770
Home Depot, Inc. (The)	118,580	35,685,465
McDonald’s Corp.	84,814	22,337,463
NIKE, Inc., Class B	145,505	16,721,435
Tesla, Inc.(b)	96,337	85,879,619
		296,194,752
Consumer Staples-7.41%
Coca-Cola Co. (The)	447,782	28,734,171
Costco Wholesale Corp.	50,876	27,539,179
PepsiCo, Inc.	158,688	27,764,052
Philip Morris International, Inc.	177,779	17,271,230
Procter & Gamble Co. (The)	275,419	38,258,453
Walmart, Inc.	161,019	21,262,559
		160,829,644
Energy-3.86%
Chevron Corp.	225,479	36,928,951
Exxon Mobil Corp.	483,541	46,869,629
		83,798,580
Financials-6.82%
Bank of America Corp.	813,766	27,513,429
Berkshire Hathaway, Inc., Class B(b)	207,664	62,423,798
JPMorgan Chase & Co.	337,154	38,894,086
Wells Fargo & Co.	434,705	19,070,508
		147,901,821
Health Care-15.26%
Abbott Laboratories	200,798	21,854,854
AbbVie, Inc.	202,792	29,102,680
Bristol-Myers Squibb Co.	244,165	18,014,494
Danaher Corp.	74,221	21,633,195
Eli Lilly and Co.	90,501	29,837,275
Johnson & Johnson	302,070	52,717,256
Medtronic PLC	153,849	14,234,109
Merck & Co., Inc.	290,235	25,929,595
Pfizer, Inc.	643,885	32,522,631
	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	44,891	$26,863,223
UnitedHealth Group, Inc.	107,687	58,402,968
		331,112,280
Industrials-0.76%
Union Pacific Corp.	72,038	16,374,237
Information Technology-38.70%
Accenture PLC, Class A	72,631	22,243,970
Adobe, Inc.(b)	54,199	22,228,094
Advanced Micro Devices, Inc.(b)	185,857	17,557,911
Apple, Inc.	1,765,500	286,911,405
Broadcom, Inc.	46,825	25,073,851
Cisco Systems, Inc.	476,415	21,614,949
Intel Corp.	468,963	17,028,046
Mastercard, Inc., Class A	99,107	35,063,065
Microsoft Corp.	858,704	241,072,561
NVIDIA Corp.	287,392	52,199,009
QUALCOMM, Inc.	128,438	18,631,216
salesforce.com, inc.(b)	113,934	20,966,135
Texas Instruments, Inc.	105,744	18,916,544
Visa, Inc., Class A(c)	188,910	40,069,700
		839,576,456
Materials-0.80%
Linde PLC (United Kingdom)	57,726	17,433,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,741,324,016)		2,168,349,953
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.63%
Invesco Private Government Fund, 1.77%(d)(e)(f)	3,858,786	3,858,786
Invesco Private Prime Fund, 1.89%(d)(e)(f)	9,922,594	9,922,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,781,439)		13,781,380
TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $1,755,105,455)		2,182,131,333
OTHER ASSETS LESS LIABILITIES-(0.57)%		(12,416,197)
NET ASSETS-100.00%		$2,169,715,136
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,982,696	$(7,982,696)	$-	$-	$-	$2,780
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,114,562	31,327,128	(39,582,904)	-	-	3,858,786	23,236*
Invesco Private Prime Fund	25,624,591	57,266,452	(72,968,942)	(4,402)	4,895	9,922,594	67,497*
Total	$37,739,153	$96,576,276	$(120,534,542)	$(4,402)	$4,895	$13,781,380	$93,513

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.57%
Ziff Davis, Inc.(b)(c)	18,755	$1,535,847
Consumer Discretionary-17.62%
Boyd Gaming Corp.	36,471	2,024,505
Brunswick Corp.(c)	21,488	1,721,619
Churchill Downs, Inc.	10,718	2,248,636
Crocs, Inc.(b)(c)	43,716	3,131,814
Deckers Outdoor Corp.(b)(c)	10,016	3,137,111
Dick’s Sporting Goods, Inc.(c)	60,838	5,693,828
Five Below, Inc.(b)(c)	15,353	1,950,906
Fox Factory Holding Corp.(b)	36,103	3,417,510
GameStop Corp., Class A(b)(c)	61,884	2,104,675
Light & Wonder, Inc.(b)	32,750	1,668,285
Mattel, Inc.(b)	133,689	3,101,585
RH(b)(c)	3,478	971,858
Service Corp. International	27,604	2,055,394
Tempur Sealy International, Inc.(c)	135,325	3,718,731
TopBuild Corp.(b)	11,300	2,392,436
Williams-Sonoma, Inc.	28,614	4,132,434
Wingstop, Inc.(c)	17,907	2,259,505
YETI Holdings, Inc.(b)(c)	39,952	2,028,363
		47,759,195
Consumer Staples-1.53%
Coca-Cola Consolidated, Inc.	4,734	2,428,542
Darling Ingredients, Inc.(b)	24,751	1,714,749
		4,143,291
Energy-8.66%
Antero Midstream Corp.(c)	486,740	4,896,605
Matador Resources Co.	106,501	6,153,628
Murphy Oil Corp.(c)	127,988	4,497,498
PDC Energy, Inc.	48,660	3,196,475
Targa Resources Corp.	68,492	4,733,482
		23,477,688
Financials-16.02%
Affiliated Managers Group, Inc.	18,175	2,296,957
East West Bancorp, Inc.	40,206	2,885,987
Evercore, Inc., Class A	37,299	3,728,781
First Financial Bankshares, Inc.(c)	43,693	1,930,357
Jefferies Financial Group, Inc.	181,855	5,923,017
Kinsale Capital Group, Inc.(c)	8,150	1,982,162
Navient Corp.	431,047	7,099,344
PacWest Bancorp	89,630	2,512,329
Pinnacle Financial Partners, Inc.	45,505	3,599,445
SLM Corp.	393,085	6,132,126
Stifel Financial Corp.	48,927	2,926,324
UMB Financial Corp.	26,547	2,402,503
		43,419,332
Health Care-18.92%
Arrowhead Pharmaceuticals, Inc.(b)(c)	35,603	1,514,196
Azenta, Inc.	36,756	2,508,965
Bruker Corp.	29,863	2,047,109
Inari Medical, Inc.(b)(c)	37,146	2,881,787
Medpace Holdings, Inc.(b)(c)	23,014	3,901,563
Neurocrine Biosciences, Inc.(b)	25,988	2,446,250
Omnicell, Inc.(b)	21,978	2,420,217
Option Care Health, Inc.(b)	127,076	4,269,754
QuidelOrtho Corp.(b)	17,733	1,809,475
Repligen Corp.(b)(c)	17,789	3,795,461
Shockwave Medical, Inc.(b)(c)	68,810	14,514,093
	Shares	Value
Health Care-(continued)
STAAR Surgical Co.(b)(c)	27,795	$2,243,057
Syneos Health, Inc.(b)	17,145	1,356,855
Tandem Diabetes Care, Inc.(b)(c)	30,988	2,051,716
Tenet Healthcare Corp.(b)	53,119	3,512,228
		51,272,726
Industrials-11.71%
ASGN, Inc.(b)	18,798	1,950,480
Avis Budget Group, Inc.(b)(c)	11,250	2,047,838
Axon Enterprise, Inc.(b)	23,913	2,634,973
Builders FirstSource, Inc.(b)	69,888	4,752,384
Carlisle Cos., Inc.	7,356	2,178,112
Chart Industries, Inc.(b)(c)	8,055	1,571,450
FTI Consulting, Inc.(b)(c)	16,552	2,707,245
GXO Logistics, Inc.(b)	30,506	1,464,288
Saia, Inc.(b)(c)	11,616	2,762,866
Simpson Manufacturing Co., Inc.(c)	12,310	1,271,377
Tetra Tech, Inc.	8,791	1,347,397
Trex Co., Inc.(b)(c)	37,066	2,391,498
Valmont Industries, Inc.	7,017	1,904,975
Vicor Corp.(b)(c)	19,532	1,425,055
Watts Water Technologies, Inc., Class A(c)	9,671	1,335,855
		31,745,793
Information Technology-9.14%
Calix, Inc.(b)(c)	56,677	3,232,856
Concentrix Corp.	38,804	5,190,423
Lattice Semiconductor Corp.(b)	32,137	1,976,425
Maximus, Inc.	32,355	2,162,932
Paylocity Holding Corp.(b)	9,979	2,054,975
Power Integrations, Inc.	29,626	2,518,506
Qualys, Inc.(b)	15,413	1,885,318
Silicon Laboratories, Inc.(b)(c)	10,174	1,500,462
SiTime Corp.(b)(c)	6,669	1,240,301
Synaptics, Inc.(b)	5,720	829,114
Teradata Corp.(b)(c)	57,351	2,195,970
		24,787,282
Materials-13.15%
Avient Corp.	42,355	1,827,618
Cleveland-Cliffs, Inc.(b)(c)	339,275	6,008,560
Eagle Materials, Inc.	20,960	2,650,392
Louisiana-Pacific Corp.(c)	112,098	7,132,796
MP Materials Corp.(b)(c)	143,244	4,808,701
Olin Corp.	63,154	3,301,060
Scotts Miracle-Gro Co. (The)(c)	11,554	1,027,728
Steel Dynamics, Inc.	81,096	6,315,757
Valvoline, Inc.	79,556	2,563,294
		35,635,906
Real Estate-2.59%
Independence Realty Trust, Inc.	92,097	2,044,553
Life Storage, Inc.	21,690	2,730,554
National Storage Affiliates Trust	41,013	2,249,153
		7,024,260
Total Common Stocks & Other Equity Interests (Cost $282,514,596)		270,801,320
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $77,107)	77,107	$77,107
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $282,591,703)		270,878,427
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.53%
Invesco Private Government Fund, 1.77%(d)(e)(f)	18,668,052	18,668,052
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	50,538,599	$50,538,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,207,466)		69,206,651
TOTAL INVESTMENTS IN SECURITIES-125.47% (Cost $351,799,169)		340,085,078
OTHER ASSETS LESS LIABILITIES-(25.47)%		(69,043,523)
NET ASSETS-100.00%		$271,041,555

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$922,935	$(845,828)	$-	$-	$77,107	$385
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,042,244	45,244,336	(46,618,528)	-	-	18,668,052	51,019*
Invesco Private Prime Fund	48,584,214	92,365,380	(90,410,909)	(2,128)	2,042	50,538,599	146,817*
Total	$68,626,458	$138,532,651	$(137,875,265)	$(2,128)	$2,042	$69,283,758	$198,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-18.80%
Adient PLC(b)(c)	47,364	$1,599,956
Callaway Golf Co.(b)(c)	35,301	810,158
Dana, Inc.	86,363	1,447,444
Foot Locker, Inc.(c)	52,741	1,496,262
Gap, Inc. (The)	119,810	1,152,572
Goodyear Tire & Rubber Co. (The)(b)(c)	102,486	1,258,528
Graham Holdings Co., Class B	3,762	2,236,471
Harley-Davidson, Inc.(c)	14,529	549,342
KB Home	47,702	1,556,993
Kohl’s Corp.(c)	46,084	1,342,888
Lear Corp.	8,917	1,347,715
Lithia Motors, Inc., Class A(c)	7,124	1,889,855
Macy’s, Inc.(c)	59,955	1,058,206
Murphy USA, Inc.	6,458	1,836,397
Nordstrom, Inc.(c)	33,651	791,135
Taylor Morrison Home Corp., Class A(b)	77,188	2,215,296
Thor Industries, Inc.	19,287	1,626,473
Toll Brothers, Inc.	16,713	821,945
		25,037,636
Consumer Staples-5.32%
BJ’s Wholesale Club Holdings, Inc.(b)	10,427	705,908
Ingredion, Inc.	6,998	636,678
Nu Skin Enterprises, Inc., Class A(c)	23,321	1,014,697
Performance Food Group Co.(b)	33,607	1,670,604
Pilgrim’s Pride Corp.(b)	44,857	1,407,164
Sprouts Farmers Market, Inc.(b)(c)	59,690	1,649,831
		7,084,882
Energy-4.93%
Equitrans Midstream Corp.	59,511	467,161
HF Sinclair Corp.	92,064	4,402,501
NOV, Inc.(c)	91,635	1,705,327
		6,574,989
Financials-29.23%
Alleghany Corp.(b)	3,083	2,581,951
Associated Banc-Corp.(c)	59,300	1,191,930
Bread Financial Holdings, Inc.(c)	22,105	875,579
Cadence Bank(c)	35,530	927,333
CNO Financial Group, Inc.	106,187	1,991,006
Essent Group Ltd.	22,177	926,111
F.N.B. Corp.	109,685	1,311,833
First Horizon Corp.	66,284	1,482,110
Fulton Financial Corp.	75,530	1,260,596
Hanover Insurance Group, Inc. (The)	11,709	1,597,927
International Bancshares Corp.	18,253	800,577
Kemper Corp.(c)	43,184	2,021,011
Mercury General Corp.(c)	38,104	1,597,701
MGIC Investment Corp.	90,540	1,280,236
New York Community Bancorp, Inc.(c)	103,063	1,094,529
Old National Bancorp(c)	48,968	852,533
Old Republic International Corp.	83,249	1,937,204
Prosperity Bancshares, Inc.	12,190	903,157
Reinsurance Group of America, Inc.	29,343	3,397,332
RenaissanceRe Holdings Ltd. (Bermuda)	4,754	614,740
Selective Insurance Group, Inc.(c)	10,132	788,877
Texas Capital Bancshares, Inc.(b)	19,409	1,137,755
United Bankshares, Inc.(c)	26,628	1,031,569
Unum Group	130,976	4,216,117
Valley National Bancorp	51,590	603,087
	Shares	Value
Financials-(continued)
Voya Financial, Inc.(c)	29,267	$1,760,703
Washington Federal, Inc.	22,052	752,635
		38,936,139
Health Care-2.13%
Patterson Cos., Inc.	46,852	1,455,223
Perrigo Co. PLC	33,148	1,387,907
		2,843,130
Industrials-13.12%
AGCO Corp.(c)	8,188	891,837
CACI International, Inc., Class A(b)	2,495	754,214
EMCOR Group, Inc.	7,072	822,969
EnerSys(c)	8,766	577,767
Fluor Corp.(b)(c)	41,242	1,047,959
JetBlue Airways Corp.(b)	73,055	615,123
Kirby Corp.(b)	10,984	696,825
Knight-Swift Transportation Holdings, Inc.	10,819	594,504
ManpowerGroup, Inc.	19,421	1,522,801
MDU Resources Group, Inc.	36,704	1,048,633
MillerKnoll, Inc.(c)	18,226	548,785
Oshkosh Corp.	6,331	545,099
Owens Corning	9,361	868,139
Ryder System, Inc.(c)	24,544	1,922,286
Science Applications International Corp.	11,047	1,070,123
Terex Corp.	15,852	531,201
Timken Co. (The)	7,416	484,858
Univar Solutions, Inc.(b)	62,701	1,695,435
Werner Enterprises, Inc.(c)	11,816	519,431
XPO Logistics, Inc.(b)	12,011	717,537
		17,475,526
Information Technology-9.36%
Arrow Electronics, Inc.(b)	17,577	2,252,844
Avnet, Inc.	77,727	3,720,791
Kyndryl Holdings, Inc.(b)	53,164	556,627
TD SYNNEX Corp.	17,200	1,727,224
ViaSat, Inc.(b)(c)	20,074	661,037
Vishay Intertechnology, Inc.	54,301	1,121,859
Xerox Holdings Corp.(c)	141,452	2,423,073
		12,463,455
Materials-10.71%
Cabot Corp.(c)	11,572	859,337
Chemours Co. (The)	16,033	570,614
Commercial Metals Co.(c)	63,605	2,520,030
Greif, Inc., Class A	28,360	2,002,783
Minerals Technologies, Inc.	14,134	944,292
Reliance Steel & Aluminum Co.	10,127	1,926,662
Silgan Holdings, Inc.	15,742	700,519
United States Steel Corp.(c)	133,455	3,156,211
Worthington Industries, Inc.(c)	30,865	1,580,597
		14,261,045
Real Estate-1.09%
Sabra Health Care REIT, Inc.	43,541	670,096
SL Green Realty Corp.	15,683	778,661
		1,448,757
Utilities-5.28%
ALLETE, Inc.	9,988	619,955
Hawaiian Electric Industries, Inc.	13,057	552,311
NorthWestern Corp.(c)	13,582	753,122
ONE Gas, Inc.(c)	7,603	645,799
Portland General Electric Co.(c)	12,692	651,607
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Southwest Gas Holdings, Inc.	16,275	$1,415,274
Spire, Inc.(c)	17,795	1,338,896
UGI Corp.	24,352	1,051,032
		7,027,996
Total Common Stocks & Other Equity Interests (Cost $142,742,251)		133,153,555
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $78,287)	78,287	78,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $142,820,538)		133,231,842
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.68%
Invesco Private Government Fund, 1.77%(d)(e)(f)	8,831,560	$8,831,560
Invesco Private Prime Fund, 1.89%(d)(e)(f)	22,709,726	22,709,726
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,541,531)		31,541,286
TOTAL INVESTMENTS IN SECURITIES-123.71% (Cost $174,362,069)		164,773,128
OTHER ASSETS LESS LIABILITIES-(23.71)%		(31,577,766)
NET ASSETS-100.00%		$133,195,362

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$89,315	$998,597	$(1,009,625)	$-	$-	$78,287	$332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,518,534	15,915,210	(14,602,184)	-	-	8,831,560	19,585*
Invesco Private Prime Fund	17,532,140	34,452,987	(29,275,014)	(1,897)	1,510	22,709,726	56,067*
Total	$25,139,989	$51,366,794	$(44,886,823)	$(1,897)	$1,510	$31,619,573	$75,984

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.97%
Shutterstock, Inc.(b)	6,519	$368,323
TechTarget, Inc.(b)(c)	21,951	1,430,986
Thryv Holdings, Inc.(b)(c)	33,559	816,826
		2,616,135
Consumer Discretionary-13.60%
Boot Barn Holdings, Inc.(b)(c)	13,182	821,239
Buckle, Inc. (The)(b)	27,113	818,813
Cavco Industries, Inc.(c)	3,077	793,220
Century Communities, Inc.(b)	23,971	1,226,596
Children’s Place, Inc. (The)(b)(c)	12,848	556,832
Gentherm, Inc.(b)(c)	5,903	381,098
Hibbett, Inc.(b)	35,223	1,652,663
Installed Building Products, Inc.	5,985	606,999
LGI Homes, Inc.(b)(c)	10,162	1,146,274
Liquidity Services, Inc.(b)(c)	46,946	945,023
MarineMax, Inc.(b)(c)	34,302	1,400,894
Movado Group, Inc.(b)	29,779	1,011,890
Shoe Carnival, Inc.(b)	42,539	927,775
Signet Jewelers Ltd.	17,892	1,090,696
Sleep Number Corp.(b)(c)	16,430	740,336
Sturm Ruger & Co., Inc.(b)	10,573	699,192
Vista Outdoor, Inc.(b)(c)	41,167	1,239,127
XPEL, Inc.(b)(c)(d)	31,893	1,954,722
		18,013,389
Consumer Staples-7.08%
Celsius Holdings, Inc.(b)(c)	30,316	2,696,911
Inter Parfums, Inc.(b)	9,580	799,643
Medifast, Inc.(b)	4,572	768,965
MGP Ingredients, Inc.(b)	14,492	1,524,269
Simply Good Foods Co. (The)(b)(c)	40,275	1,313,770
United Natural Foods, Inc.(b)(c)	39,143	1,663,969
Vector Group Ltd.	54,879	611,352
		9,378,879
Energy-4.80%
Callon Petroleum Co.(b)(c)	21,322	981,665
Civitas Resources, Inc.(b)	26,514	1,563,265
Dorian LPG Ltd.(b)	140,364	2,262,668
Ranger Oil Corp., Class A(b)	16,920	643,975
SM Energy Co.	22,108	912,618
		6,364,191
Financials-20.84%
Axos Financial, Inc.(b)(c)	26,141	1,091,648
B. Riley Financial, Inc.(b)	39,567	2,039,283
Bancorp, Inc. (The)(b)(c)	39,686	976,276
Brightsphere Investment Group, Inc.	27,928	528,118
Customers Bancorp, Inc.(b)(c)	44,815	1,711,485
Donnelley Financial Solutions, Inc.(b)(c)	18,254	620,453
Enova International, Inc.(c)	38,225	1,319,145
First Bancorp	136,348	2,057,491
Flagstar Bancorp, Inc.	42,755	1,761,506
HCI Group, Inc.	14,769	1,011,233
HomeStreet, Inc.	29,585	1,103,225
Palomar Holdings, Inc.(b)(c)	14,602	910,727
Pathward Financial, Inc.	32,023	1,079,816
Piper Sandler Cos.(b)	13,788	1,740,046
Preferred Bank(b)	18,596	1,351,929
Redwood Trust, Inc.	102,061	883,848
ServisFirst Bancshares, Inc.(b)	20,219	1,727,714
Triumph Bancorp, Inc.(b)(c)	16,700	1,213,255
	Shares	Value
Financials-(continued)
Trupanion, Inc.(b)(c)	5,884	$370,869
Veritex Holdings, Inc.(b)	34,165	1,057,065
Virtus Investment Partners, Inc.	4,891	1,009,111
Walker & Dunlop, Inc.	11,033	1,242,757
World Acceptance Corp.(b)(c)	7,257	803,894
		27,610,894
Health Care-22.12%
AMN Healthcare Services, Inc.(c)	12,879	1,448,115
AngioDynamics, Inc.(b)(c)	40,261	913,522
Apollo Medical Holdings, Inc.(b)(c)	12,267	650,519
Arcus Biosciences, Inc.(b)(c)	29,089	773,477
Avid Bioservices, Inc.(b)(c)	79,055	1,553,431
BioLife Solutions, Inc.(b)(c)	23,603	454,830
Cara Therapeutics, Inc.(b)(c)	101,078	883,422
Collegium Pharmaceutical, Inc.(b)(c)	53,984	927,985
Community Health Systems, Inc.(b)(c)	137,476	409,678
CorVel Corp.(c)	4,787	789,328
Cross Country Healthcare, Inc.(b)(c)	64,020	1,687,567
Dynavax Technologies Corp.(b)(c)	223,113	3,208,365
Fulgent Genetics, Inc.(b)(c)	34,545	2,064,064
Heska Corp.(b)(c)	2,921	267,242
Innoviva, Inc.(b)(c)	105,595	1,514,232
iTeos Therapeutics, Inc.(b)(c)	36,048	881,734
Joint Corp. (The)(b)(c)	29,754	508,793
Ligand Pharmaceuticals, Inc.(b)(c)	9,008	829,006
OptimizeRx Corp.(b)(c)	35,205	791,056
Organogenesis Holdings, Inc.(b)(c)	229,226	1,315,757
RadNet, Inc.(b)(c)	20,808	428,021
Supernus Pharmaceuticals, Inc.(b)(c)	22,209	705,136
uniQure N.V. (Netherlands)(c)	47,145	1,195,126
Vericel Corp.(b)(c)	24,168	786,427
Vir Biotechnology, Inc.(b)(c)	120,759	3,358,308
Xencor, Inc.(b)(c)	17,273	495,562
Zynex, Inc.(b)	54,388	466,649
		29,307,352
Industrials-12.11%
ArcBest Corp.(b)	11,554	1,023,684
Comfort Systems USA, Inc.(b)	15,824	1,671,964
Encore Wire Corp.(b)	18,995	2,630,238
Heidrick & Struggles International, Inc.	24,211	753,931
Insteel Industries, Inc.(b)	31,655	990,801
Korn Ferry	13,839	906,593
Matson, Inc.	14,422	1,322,065
Mueller Industries, Inc.	25,682	1,729,169
MYR Group, Inc.(c)	16,590	1,579,866
NV5 Global, Inc.(b)(c)	9,100	1,233,960
Triumph Group, Inc.(c)	29,588	459,797
UFP Industries, Inc.(b)	18,890	1,741,847
		16,043,915
Information Technology-15.08%
3D Systems Corp.(b)(c)	44,791	512,409
A10 Networks, Inc.	66,172	986,625
ADTRAN Holdings, Inc.(b)	24,763	596,541
Advanced Energy Industries, Inc.	7,182	642,717
Alarm.com Holdings, Inc.(b)(c)	7,648	541,249
Axcelis Technologies, Inc.(c)	14,992	1,054,387
Diebold Nixdorf, Inc.(b)(c)	92,745	299,566
Digital Turbine, Inc.(c)	41,586	834,631
Diodes, Inc.(c)	11,352	923,712
ExlService Holdings, Inc.(c)	5,915	995,909
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(c)	65,933	$862,404
Fabrinet (Thailand)(c)	9,520	914,491
Harmonic, Inc.(b)(c)	61,207	668,381
Kulicke & Soffa Industries, Inc. (Singapore)(b)	36,453	1,754,118
MaxLinear, Inc.(c)	28,482	1,150,958
Onto Innovation, Inc.(b)(c)	19,771	1,645,936
Perficient, Inc.(b)(c)	11,156	1,177,181
Rambus, Inc.(c)	31,605	798,974
Rogers Corp.(c)	3,048	820,674
SPS Commerce, Inc.(b)(c)	4,870	583,231
TTEC Holdings, Inc.(b)	7,208	527,409
Ultra Clean Holdings, Inc.(b)(c)	23,354	784,694
Veeco Instruments, Inc.(b)(c)	41,382	902,128
		19,978,325
Materials-0.32%
Balchem Corp.(b)	3,136	425,743
Real Estate-2.07%
Douglas Elliman, Inc.	27,662	165,972
Innovative Industrial Properties, Inc.(b)	7,123	686,728
NexPoint Residential Trust, Inc.(b)	10,295	685,029
St. Joe Co. (The)(b)	28,780	1,209,336
		2,747,065
Total Common Stocks & Other Equity Interests (Cost $148,046,519)		132,485,888
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f) (Cost $26,888)	26,888	$26,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $148,073,407)		132,512,776
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.65%
Invesco Private Government Fund, 1.77%(e)(f)(g)	11,989,136	11,989,136
Invesco Private Prime Fund, 1.89%(e)(f)(g)	31,271,949	31,271,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,261,753)		43,261,085
TOTAL INVESTMENTS IN SECURITIES-132.66% (Cost $191,335,160)		175,773,861
OTHER ASSETS LESS LIABILITIES-(32.66)%		(43,270,438)
NET ASSETS-100.00%		$132,503,423

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented 1.48% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$56,928	$1,210,144	$(1,240,184)	$-	$-	$26,888	$265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,064,178	12,572,494	(11,647,536)	-	-	11,989,136	27,549*
Invesco Private Prime Fund	25,804,690	25,443,785	(19,976,782)	(2,051)	2,307	31,271,949	78,644*
Total	$36,925,796	$39,226,423	$(32,864,502)	$(2,051)	$2,307	$43,287,973	$106,458

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.54%
AMC Networks, Inc., Class A(b)(c)	50,434	$1,539,246
ATN International, Inc.(c)	31,149	1,434,100
Scholastic Corp.(c)	31,561	1,485,576
Telephone & Data Systems, Inc.	163,429	2,583,812
		7,042,734
Consumer Discretionary-19.08%
Aaron’s Co., Inc. (The)	139,635	1,818,048
Adtalem Global Education, Inc.(b)(c)	29,025	1,163,902
American Axle & Manufacturing Holdings, Inc.(b)(c)	177,852	1,584,661
American Public Education, Inc.(b)(c)	86,678	1,361,711
America’s Car-Mart, Inc.(b)(c)	19,859	2,056,797
Bed Bath & Beyond, Inc.(b)(c)	48,188	242,386
Big Lots, Inc.(c)	65,401	1,320,446
Bloomin’ Brands, Inc.	47,653	971,645
Brinker International, Inc.(b)(c)	21,358	592,684
Caleres, Inc.(c)	50,317	1,248,868
Cato Corp. (The), Class A	156,809	1,936,591
Chico’s FAS, Inc.(b)(c)	442,028	2,218,981
Conn’s, Inc.(b)(c)	164,668	1,551,173
El Pollo Loco Holdings, Inc.(b)	67,691	657,957
Ethan Allen Interiors, Inc.(c)	57,777	1,328,293
Fossil Group, Inc.(b)(c)	177,104	1,067,937
G-III Apparel Group Ltd.(b)(c)	91,672	2,025,034
Group 1 Automotive, Inc.(c)	11,215	1,984,158
Guess?, Inc.(c)	64,141	1,212,906
Haverty Furniture Cos., Inc., (Acquired 12/17/2021 - 07/26/2022; Cost $2,086,676)(c)(d)	65,479	1,789,541
La-Z-Boy, Inc.(c)	34,680	966,532
LL Flooring Holdings, Inc.(b)(c)	134,263	1,348,001
M.D.C. Holdings, Inc.	38,607	1,399,504
M/I Homes, Inc.(b)	51,281	2,359,439
Motorcar Parts of America, Inc.(b)(c)	157,432	2,372,500
ODP Corp. (The)(b)	61,178	2,220,761
Perdoceo Education Corp.(b)(c)	173,879	2,382,142
Sonic Automotive, Inc., Class A(c)	45,288	1,895,303
Standard Motor Products, Inc.	18,949	866,727
Strategic Education, Inc.(c)	28,273	2,030,850
Tri Pointe Homes, Inc.(b)	123,985	2,296,202
Tupperware Brands Corp.(b)(c)	60,700	452,822
Unifi, Inc.(b)	134,889	1,838,537
Universal Electronics, Inc.(b)(c)	27,195	754,661
Urban Outfitters, Inc.(b)(c)	56,216	1,151,304
Zumiez, Inc.(b)(c)	16,616	432,016
		52,901,020
Consumer Staples-9.17%
Andersons, Inc. (The)(c)	84,772	3,066,203
Central Garden & Pet Co.(b)	4,690	203,265
Central Garden & Pet Co., Class A(b)	19,197	783,237
Edgewell Personal Care Co.(c)	18,091	719,660
Fresh Del Monte Produce, Inc.(c)	125,753	3,736,122
Hostess Brands, Inc.(b)(c)	53,755	1,215,938
PriceSmart, Inc.	15,194	1,008,578
Seneca Foods Corp., Class A(b)	76,095	4,331,327
SpartanNash Co.	118,456	3,824,944
TreeHouse Foods, Inc.(b)(c)	67,824	2,944,918
Universal Corp.	64,202	3,589,534
		25,423,726
	Shares	Value
Energy-8.05%
Archrock, Inc.	83,766	$706,985
Bristow Group, Inc.(b)	35,564	917,551
CONSOL Energy, Inc.(b)	41,022	2,515,469
Helix Energy Solutions Group, Inc.(b)(c)	547,092	2,210,252
Nabors Industries Ltd.(b)(c)	8,360	1,191,216
Oceaneering International, Inc.(b)	78,550	834,201
Oil States International, Inc.(b)(c)	274,780	1,401,378
PBF Energy, Inc., Class A(b)	151,309	5,046,155
ProPetro Holding Corp.(b)	90,501	952,071
REX American Resources Corp.(b)	11,939	1,139,697
US Silica Holdings, Inc.(b)	163,403	2,259,864
World Fuel Services Corp.	113,845	3,155,783
		22,330,622
Financials-19.59%
Allegiance Bancshares, Inc.	22,732	1,001,117
American Equity Investment Life Holding Co.(c)	66,675	2,504,313
Apollo Commercial Real Estate Finance, Inc.	77,545	991,025
ARMOUR Residential REIT, Inc.(c)	112,887	888,421
BankUnited, Inc.	16,527	642,074
Berkshire Hills Bancorp, Inc.	29,683	836,170
Columbia Banking System, Inc.	28,734	866,905
eHealth, Inc.(b)(c)	50,999	377,393
Employers Holdings, Inc.(c)	43,145	1,713,288
EZCORP, Inc., Class A(b)(c)	379,558	3,051,646
First Financial Bancorp(c)	45,648	1,019,776
Franklin BSP Realty Trust, Inc.(c)	70,561	1,083,111
Genworth Financial, Inc., Class A(b)	869,636	3,695,953
Granite Point Mortgage Trust, Inc.	90,756	962,921
Heritage Financial Corp.	54,197	1,410,206
Hope Bancorp, Inc.	82,531	1,241,266
Horace Mann Educators Corp.(c)	50,475	1,728,769
Invesco Mortgage Capital, Inc.(c)(e)	27,553	487,688
Mr. Cooper Group, Inc.(b)(c)	57,042	2,569,742
New York Mortgage Trust, Inc.(c)	298,722	937,987
NMI Holdings, Inc., Class A(b)	41,122	778,851
Northwest Bancshares, Inc.	64,167	922,721
PennyMac Mortgage Investment Trust	70,406	1,081,436
PRA Group, Inc.(b)(c)	16,284	648,755
ProAssurance Corp.(c)	81,073	1,794,146
Ready Capital Corp.	84,420	1,174,282
Renasant Corp.(c)	30,653	1,023,810
S&T Bancorp, Inc.	33,882	1,048,309
Safety Insurance Group, Inc.(c)	16,371	1,416,910
Simmons First National Corp., Class A	29,055	690,056
SiriusPoint Ltd. (Bermuda)(b)	438,650	1,921,287
StoneX Group, Inc.(b)	44,883	3,910,656
TrustCo Bank Corp.	25,485	855,277
Trustmark Corp.	27,566	895,068
Two Harbors Investment Corp.	210,704	1,133,588
United Fire Group, Inc.(c)	130,723	4,291,636
Universal Insurance Holdings, Inc.	216,165	2,734,487
		54,331,046
Health Care-1.70%
Covetrus, Inc.(b)	77,657	1,612,936
Emergent BioSolutions, Inc.(b)	16,152	559,505
Owens & Minor, Inc.(c)	33,308	1,179,436
Select Medical Holdings Corp.(c)	45,567	1,349,695
		4,701,572
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Industrials-17.51%
AAR Corp.(b)	59,890	$2,666,902
ABM Industries, Inc.	38,668	1,733,873
American Woodmark Corp.(b)(c)	28,006	1,406,461
Arcosa, Inc.	13,801	711,580
Atlas Air Worldwide Holdings, Inc.(b)(c)	33,112	2,506,910
CoreCivic, Inc.(b)(c)	164,346	1,770,006
Deluxe Corp.(c)	18,698	470,068
DXP Enterprises, Inc.(b)	59,859	2,035,206
GEO Group, Inc. (The)(b)(c)	458,540	3,008,022
Granite Construction, Inc.(c)	41,637	1,244,946
Greenbrier Cos., Inc. (The)	48,493	1,543,047
Griffon Corp.	56,375	1,691,814
Harsco Corp.(b)(c)	103,679	498,696
Hub Group, Inc., Class A(b)	12,466	952,402
KAR Auction Services, Inc.(b)(c)	75,811	1,296,368
Kelly Services, Inc., Class A	202,614	4,392,672
Matthews International Corp., Class A(c)	29,664	829,109
Meritor, Inc.(b)	61,377	2,235,350
Moog, Inc., Class A(c)	17,325	1,483,713
NOW, Inc.(b)	160,162	1,771,392
Powell Industries, Inc.	85,444	2,047,238
Quanex Building Products Corp.	62,346	1,534,335
Resideo Technologies, Inc.(b)(c)	57,546	1,295,360
Resources Connection, Inc.	60,067	1,289,038
SkyWest, Inc.(b)	50,514	1,219,913
Titan International, Inc.(b)(c)	159,896	2,679,857
TrueBlue, Inc.(b)(c)	67,453	1,459,683
Veritiv Corp.(b)(c)	10,007	1,241,068
Wabash National Corp.	85,611	1,546,135
		48,561,164
Information Technology-8.02%
Benchmark Electronics, Inc.	118,780	3,038,393
Consensus Cloud Solutions, Inc.(b)(c)	22,375	1,208,921
Ebix, Inc.(c)	34,503	816,341
Insight Enterprises, Inc.(b)(c)	15,620	1,459,064
NETGEAR, Inc.(b)	86,627	2,233,244
PC Connection, Inc.	44,068	2,090,145
Photronics, Inc.(b)	81,413	1,938,444
Plexus Corp.(b)	9,429	885,855
Sanmina Corp.(b)	73,701	3,393,931
ScanSource, Inc.(b)	89,436	2,857,480
TTM Technologies, Inc.(b)	170,621	2,308,502
		22,230,320
Materials-12.49%
American Vanguard Corp.	108,403	2,537,714
Arconic Corp.(b)(c)	24,932	753,196
	Shares	Value
Materials-(continued)
Carpenter Technology Corp.(c)	28,947	$930,357
Clearwater Paper Corp.(b)	45,117	1,610,677
FutureFuel Corp.	107,718	774,492
Glatfelter Corp.(c)	86,772	532,780
Kaiser Aluminum Corp.(c)	8,097	613,510
Koppers Holdings, Inc.	74,275	1,748,433
Mativ, Inc., Class A(c)	55,354	1,209,485
Mercer International, Inc. (Germany)	262,458	4,188,830
O-I Glass, Inc.(b)(c)	94,633	1,392,051
Olympic Steel, Inc.	155,871	4,634,045
Rayonier Advanced Materials, Inc.(b)(c)	440,135	1,558,078
SunCoke Energy, Inc.	447,865	3,314,201
Sylvamo Corp.	42,337	1,661,304
TimkenSteel Corp.(b)(c)	202,533	4,109,395
Tredegar Corp.	154,349	1,617,577
Trinseo PLC	40,872	1,461,991
		34,648,116
Real Estate-1.85%
Anywhere Real Estate, Inc.(b)(c)	217,221	2,157,005
Diversified Healthcare Trust	368,236	637,048
Franklin Street Properties Corp.(c)	181,586	688,211
Office Properties Income Trust(c)	31,021	644,617
Orion Office REIT, Inc.	40,746	445,761
RE/MAX Holdings, Inc., Class A	21,709	550,106
		5,122,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $290,792,590)		277,293,068
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.27%
Invesco Private Government Fund, 1.77%(e)(f)(g)	17,326,333	17,326,333
Invesco Private Prime Fund, 1.89%(e)(f)(g)	44,445,030	44,445,030
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,771,940)		61,771,363
TOTAL INVESTMENTS IN SECURITIES-122.27% (Cost $352,564,530)		339,064,431
OTHER ASSETS LESS LIABILITIES-(22.27)%		(61,759,848)
NET ASSETS-100.00%		$277,304,583

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$485,636	$66,511	$(70,462)	$13,034	$(7,031)	$487,688	$25,118
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	104,095	3,133,703	(3,237,798)	-	-	-	769
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,991,207	26,504,735	(26,169,609)	-	-	17,326,333	40,227*
Invesco Private Prime Fund	39,656,595	63,223,474	(58,436,414)	(2,892)	4,267	44,445,030	115,239*
Total	$57,237,533	$92,928,423	$(87,914,283)	$10,142	$(2,764)	$62,259,051	$181,353

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,433,546,645	$-	$-	$2,433,546,645
Money Market Funds	584,978	134,371,586	-	134,956,564
Total Investments	$2,434,131,623	$134,371,586	$-	$2,568,503,209
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,371,168,647	$-	$-	$3,371,168,647
Money Market Funds	1,089,132	243,304,043	-	244,393,175
Total Investments	$3,372,257,779	$243,304,043	$-	$3,615,561,822
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,168,349,953	$-	$-	$2,168,349,953
Money Market Funds	-	13,781,380	-	13,781,380
Total Investments	$2,168,349,953	$13,781,380	$-	$2,182,131,333
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$270,801,320	$-	$-	$270,801,320
Money Market Funds	77,107	69,206,651	-	69,283,758
Total Investments	$270,878,427	$69,206,651	$-	$340,085,078
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$133,153,555	$-	$-	$133,153,555
Money Market Funds	78,287	31,541,286	-	31,619,573
Total Investments	$133,231,842	$31,541,286	$-	$164,773,128

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,485,888	$-	$-	$132,485,888
Money Market Funds	26,888	43,261,085	-	43,287,973
Total Investments	$132,512,776	$43,261,085	$-	$175,773,861
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,293,068	$-	$-	$277,293,068
Money Market Funds	-	61,771,363	-	61,771,363
Total Investments	$277,293,068	$61,771,363	$-	$339,064,431